Material Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2026
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Revenue Recognized Over Time Versus at Point in Time	The following table summarizes revenue recognized over time versus at a point in time for the years ended April 30:

		Years ended April 30,
Timing of recognition (in thousands)	2026 $	2025 $	2024 $
Point-in-time	15,405	10,397	10,035
Over time	153	229	244
	15,558	10,626	10,279

Summary of Classification and Measurement of Financial Assets and Liabilities

Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL or if the Company has opted to measure them at FVTPL.

Classification and measurement IFRS 9
Cash and restricted cash	Amortized cost
Amounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Convertible Debentures	Amortized cost
Deferred acquisition payments	Amortized cost

Schedule of Estimated Term of Asset

Equipment and leasehold improvements are stated at cost, less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method over the following terms:

Asset	Basis	Term
Lab equipment	Straight line	5 years
Furniture and equipment	Straight line	5 years
Computer hardware	Straight line	2 years
Computer software	Straight line	1 year
Building	Straight line	Remaining term of the property lease
Automobile	Straight line	Remaining term of the automobile lease
Leasehold improvements	Straight line	Shorter of useful life and remaining term of the lease plus the first renewal option

Summary of Amortization of Intangible Assets with Finite Lives	Amortization for intangible assets with finite lives is provided over the following terms:

Asset	Basis	Term
Internally generated development costs	Straight line	5 years
Intellectual property	Straight line	10 - 15 years
Proprietary processes	Straight line	5 years
Certifications	Straight line	1 year
Customer list	Straight line	2 years